Exhibit 99.1

World Omni Auto Receivables Trust 2019-B
Monthly Servicer Certificate
October 31, 2022

Dates Covered
Collections Period	10/01/22 - 10/31/22
Interest Accrual Period	10/17/22 - 11/14/22
30/360 Days	30
Actual/360 Days	29
Distribution Date	11/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/22	127,676,313.45	11,775
Yield Supplement Overcollateralization Amount 09/30/22	2,825,850.85	0
Receivables Balance 09/30/22	130,502,164.30	11,775
Principal Payments	7,210,881.71	245
Defaulted Receivables	135,992.65	9
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/22	2,573,682.06	0
Pool Balance at 10/31/22	120,581,607.88	11,521

Pool Statistics	$ Amount	# of Accounts
Pool Factor	14.00%
Prepayment ABS Speed	1.08%
Aggregate Starting Principal Balance	879,483,109.18	36,170

Delinquent Receivables:
Past Due 31-60 days	1,582,746.63	103
Past Due 61-90 days	514,552.57	28
Past Due 91-120 days	138,703.51	8
Past Due 121+ days	0.00	0
Total	2,236,002.71	139

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.82%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.53%
Delinquency Trigger Occurred	NO

Recoveries	109,626.98
Aggregate Net Losses/(Gains) - October 2022	26,365.67
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.24%
Prior Net Losses/(Gains) Ratio	-0.29%
Second Prior Net Losses/(Gains) Ratio	-0.03%
Third Prior Net Losses/(Gains) Ratio	0.00%
Four Month Average	-0.02%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.78%

Overcollateralization Target Amount	4,150,650.57
Actual Overcollateralization	4,150,650.57
Weighted Average Contract Rate	4.40%
Weighted Average Contract Rate, Yield Adjusted	6.42%
Weighted Average Remaining Term	26.59

Flow of Funds	$ Amount
Collections	7,792,472.22
Investment Earnings on Cash Accounts	5,586.86
Servicing Fee	(108,751.80)
Transfer to Collection Account	-
Available Funds	7,689,307.28

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	189,404.97
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,345.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	31,436.25
(7) Noteholders' Third Priority Principal Distributable Amount	2,944,055.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,150,650.57
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	314,415.49
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	7,689,307.28

Servicing Fee	108,751.80
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	790,700,000.00
Original Class B	24,900,000.00
Original Class C	12,450,000.00

Total Class A, B, & C
Note Balance @ 10/17/22	123,525,662.88
Principal Paid	7,094,705.57
Note Balance @ 11/15/22	116,430,957.31

Class A-1
Note Balance @ 10/17/22	0.00
Principal Paid	0.00
Note Balance @ 11/15/22	0.00
Note Factor @ 11/15/22	0.0000000%

Class A-2
Note Balance @ 10/17/22	0.00
Principal Paid	0.00
Note Balance @ 11/15/22	0.00
Note Factor @ 11/15/22	0.0000000%

Class A-3
Note Balance @ 10/17/22	4,355,662.88
Principal Paid	4,355,662.88
Note Balance @ 11/15/22	0.00
Note Factor @ 11/15/22	0.0000000%

Class A-4
Note Balance @ 10/17/22	81,820,000.00
Principal Paid	2,739,042.69
Note Balance @ 11/15/22	79,080,957.31
Note Factor @ 11/15/22	96.6523555%

Class B
Note Balance @ 10/17/22	24,900,000.00
Principal Paid	0.00
Note Balance @ 11/15/22	24,900,000.00
Note Factor @ 11/15/22	100.0000000%

Class C
Note Balance @ 10/17/22	12,450,000.00
Principal Paid	0.00
Note Balance @ 11/15/22	12,450,000.00
Note Factor @ 11/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	280,186.22
Total Principal Paid	7,094,705.57
Total Paid	7,374,891.79

Class A-1
Coupon	2.54330%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.63000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.59000%
Interest Paid	9,400.97
Principal Paid	4,355,662.88
Total Paid to A-3 Holders	4,365,063.85

Class A-4
Coupon	2.64000%
Interest Paid	180,004.00
Principal Paid	2,739,042.69
Total Paid to A-4 Holders	2,919,046.69

Class B
Coupon	2.86000%
Interest Paid	59,345.00
Principal Paid	0.00
Total Paid to B Holders	59,345.00

Class C
Coupon	3.03000%
Interest Paid	31,436.25
Principal Paid	0.00
Total Paid to C Holders	31,436.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3383687
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.5679676
Total Distribution Amount	8.9063363

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0349556
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	16.1956677
Total A-3 Distribution Amount	16.2306233

A-4 Interest Distribution Amount	2.2000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	33.4764445
Total A-4 Distribution Amount	35.6764445

B Interest Distribution Amount	2.3833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.3833333

C Interest Distribution Amount	2.5250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.5250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	414.97
Noteholders' Principal Distributable Amount	585.03

Account Balances	$ Amount
Reserve Account
Balance as of 10/17/22	2,075,325.29
Investment Earnings	4,963.78
Investment Earnings Paid	(4,963.78)
Deposit/(Withdrawal)	-
Balance as of 11/15/22	2,075,325.29
Change	-

Required Reserve Amount	2,075,325.29

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,094,324.23	$642,684.83	$517,647.75
Number of Extensions	70	43	33
Ratio of extensions to Beginning of Period Receivables Balance	0.84%	0.46%	0.35%